Restricted Net Assets and Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Restricted Net Assets And Parent Company Condensed Financial Information [Abstract]
Restricted Net Assets and Parent Company Only Condensed Financial Information

29. Restricted net Assets and Parent Company only Condensed Financial Information

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

The Company performs a test on the restricted net assets of its consolidated subsidiaries (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Section 4-08 (e) (3) “General Notes to Financial Statements” and concluded that the condensed financial information for the parent company is required to be presented as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021.

Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

(a) Condensed balance sheets

	As of December 31,
	2020	2021	2021
	RMB’000	RMB’000	USD’000
ASSETS
Non-current assets
Interest in a subsidiary	472,273	1,177,380	184,667
Total non-current assets	472,273	1,177,380	184,667
Current assets
Cash and cash equivalents	885,611	1,464,637	229,722
Other receivables	84,278	86,352	13,544
Other current assets	1,097	—	—
Total current assets	970,986	1,550,989	243,266
Total assets	1,443,259	2,728,369	427,933
LIABILITIES
Non-current liabilities
Financial instruments with preferred rights	2,071,508	—	—
Total non-current liabilities	2,071,508	—	—
Current liabilities
Trade payables	—	49	7
Other payables and accruals	6,864	34,190	5,364
Total current liabilities	6,864	34,239	5,371
Total liabilities	2,078,372	34,239	5,371
Net (liabilities)/assets	(635,113)	2,694,130	422,562
SHAREHOLDERS’ (DEFICIT)/EQUITY
Share capital	24	66	10
Share premium	41,466	4,094,434	642,194
Treasury shares	(3)	(1,164)	(183)
Other reserves	(5,732)	(10,359)	(1,625)
Accumulated losses	(670,868)	(1,388,847)	(217,834)
Total shareholders’ (deficit)/equity	(635,113)	2,694,130	422,562

(b) Condensed statements of loss

	Year Ended December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	USD’000
Administrative expenses	(23)	(29,540)	(43,710)	(6,856)
Operating loss	(23)	(29,540)	(43,710)	(6,856)
Finance income/(costs)—net	335	(2,758)	—	—
Fair value loss of financial instruments with preferred rights	(59,397)	(579,286)	(674,269)	(105,756)
Loss before income tax	(59,085)	(611,584)	(717,979)	(112,612)
Income tax expense	—	—	—	—
Loss for the year	(59,085)	(611,584)	(717,979)	(112,612)

(c) Condensed statements of cash flows

	Year Ended December 31,
	2019	2020	2021	2021
	RMB’000	RMB’000	RMB’000	USD’000
Net cash from/(used in) operating activities	249	(4,766)	(31,025)	(4,866)
Net cash used in investing activities	(159,057)	(204,170)	(672,529)	(105,483)
Net cash generated from financing activities	99,990	934,284	1,319,418	206,945
Net (decrease)/increase in cash and cash equivalents	(58,818)	725,348	615,864	96,596
Cash and cash equivalents at the beginning of year	267,665	213,253	885,611	138,904
Effects of exchange rate changes on cash and cash equivalents	4,406	(52,990)	(36,838)	(5,778)
Cash and cash equivalents at end of year	213,253	885,611	1,464,637	229,722